Investment in Joint Ventures and Majority Owned Subsidiaries (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jun. 28, 2015	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013	Apr. 05, 2013	Jun. 28, 2009	Jun. 24, 2007
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture			$ 1,720,000	$ 4,384,000
Equity (loss) earnings of joint ventures			(2,235,000)	(788,000)	$ 957,000
Loan to joint venture			225,000	$ 315,000	$ 285,000
Loan repayments to each partner			$ 100,000
ADAC-STRATTEC LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		51.00%	51.00%	51.00%	51.00%				51.00%
Income (loss) from majority owned subsidiaries, impact on net income			$ 2,900,000	$ 2,600,000	$ 1,400,000
STRATTEC POWER ACCESS LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		80.00%	80.00%	80.00%	80.00%			80.00%
Income (loss) from majority owned subsidiaries, impact on net income			$ 2,000,000	$ (269,000)	$ 1,500,000
ADAC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		49.00%	49.00%	49.00%	49.00%				49.00%
WITTE
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in less than wholly owned consolidated subsidiary		20.00%	20.00%	20.00%	20.00%			20.00%
VAST LLC
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture			$ 660,000	$ 13,200,000	$ 0
Equity (loss) earnings of joint ventures			(639,000)	1,251,000	1,324,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment	50.00%
Payments to acquire interest in joint venture	$ 12,000,000
Annual sales from acquired joint venture entity			36,000,000
Impairment charge			$ 6,000,000
VAST LLC | STRATTEC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment			33.33%
Payments to acquire interest in joint venture				4,400,000
Loan to joint venture				215,000	285,000
Loan repayments to each partner			$ 100,000
VAST LLC | STRATTEC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture	4,000,000		220,000
Impairment charge			$ 2,000,000
VAST LLC | ADAC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment			33.33%
Loan to joint venture				215,000	285,000
Loan repayments to each partner			$ 100,000
VAST LLC | ADAC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture	4,000,000
VAST LLC | WITTE
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment			33.33%
Loan to joint venture				$ 215,000	$ 285,000
Loan repayments to each partner			$ 100,000
VAST LLC | WITTE | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture	$ 4,000,000
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Percentage ownership interest in equity method investment		51.00%	51.00%	51.00%	51.00%	51.00%	51.00%
Payments to acquire interest in joint venture						$ 1,500,000
Equity (loss) earnings of joint ventures			$ (1,596,000)	$ (2,039,000)	$ (367,000)
Percentage of funding in joint venture through loans		100.00%	100.00%
Percentage of losses of joint venture recognized by STRATTEC		100.00%	100.00%
SAL LLC | STRATTEC
Schedule Of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture						$ 765,000